SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
	Year Ended December 31,
	2024	2023	2022
Cash and cash equivalents	$64,668	$55,222	$50,937
Restricted cash - short term	2,858	9,766	15,867
Bank deposits	18,083	34,002	24,568
Restricted cash - long term	1,795	2,037	4,590
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$87,404	$101,027	$95,962

Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and furniture	3-7
Internal use software	3-7
Vehicles	3-7

Schedule of Revenues Segments
	Year ended December 31,
	2024	2023	2022
Airport security	$362,799	$309,335	$224,037
Other aviation related services	74,526	66,463	53,954
Authentication technology	45,985	55,744	46,986
Total revenue	$483,310	$431,542	$324,977

Schedule of Disaggregated by Geography and Percentage of Revenues
	Year ended December 31,
	2024		2023		2022
Germany	$128,278	27%	$114,176	26%	$111,826	34%
United States	97,000	20%	99,765	23%	88,333	27%
The Netherlands	106,027	22%	101,512	24%	63,842	20%
Spain	113,177	23%	82,217	19%	39,448	12%
Other countries	38,828	8%	33,872	8%	21,528	7%
Total revenue	$483,310	100%	$431,542	100%	$324,977	100%